Registration Nos. 333-150534

Investment Company Act File No. 811-7123

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U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐   Pre-Effective Amendment No. ____ ☒   Post-Effective Amendment No. 2

(Check appropriate box or boxes)

ADVANTAGE FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,

Street, City, State, Zip Code)

Michael A. Rosenberg, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

copy to:

David Stephens, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038-4982

An indefinite number of Registrant’s shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

This Post-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registrant’s Registration Statement on Form N-14 (File No. 333-150534), filed with the Securities and Exchange Commission (the “SEC”) April 30, 2008, and the definitive versions of the prospectus/proxy statement and statement of additional information filed with the SEC June 2, 2008 pursuant to Rule 497 under the Securities Act of 1933, as amended.

This Post-Effective Amendment is being filed solely for the purpose to file the final tax opinion as Exhibit No. 12 to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”), filed July 30, 2008 (File No. 33-51061).

Item 16	Exhibits.

(1)(a)	Registrant’s Articles of Incorporation are incorporated by reference to Exhibit (1) of Pre-Effective Amendment No. 1 to the Registration Statement, filed December 22, 1993.

(1)(b)	Registrant’s Articles of Amendment are incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 5 to the Registration Statement, filed September 27, 1995.

(1)(c)	Registrant’s Articles of Amendment are incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 33 to the Registration Statement, filed April 2, 2001.

(1)(d)	Registrant’s Articles of Amendment are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 71 to the Registration Statement, filed April 27, 2006.

(1)(e)	Registrant’s Articles Supplementary are incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 71 to the Registration Statement, filed April 27, 2006.

(1)(f)	Registrant’s Articles Supplementary are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 76 to the Registration Statement, filed December 13, 2007.

(2)	Registrant’s Amended and Restated By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 71 to the Registration Statement, filed April 27, 2006.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization(2)

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)	Management Agreement is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 76 to the Registration Statement, filed December 13, 2007.

(7)(a)	Revised Distribution Agreement is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 76 to the Registration Statement, filed December 13, 2007.

(7)(b)	Forms of Service Agreements are incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 71 to the Registration Statement, filed April 27, 2006.

(7)(c)	Form of Supplement to Service Agreements is incorporated by reference to Exhibit (e)(3) of Post-Effective Amendment No. 74 to the Registration Statement, filed February 28, 2007.

(8)	Not applicable.

(9)	Amended and Restated Custody Agreement is incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed September 27, 1995.

(10)(a)	Shareholder Services Plan is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 80 to the Registration Statement, filed May 27, 2008.

(10)(b)	Rule 12b-1 Plan is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 80 to the Registration Statement, filed May 27, 2008.

(10)(c)	Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 81 to the Registration Statement, filed July 30, 2008.

(11)	Opinion of Registrant’s counsel(2)

(12)	Opinion and consent of counsel regarding tax matters for the Registrant, on behalf of Dreyfus Premier Strategic Value Fund*

(13)	Not applicable.

(14)	Consent of Independent Registered Public Accounting Firm(1)

(15)	Not applicable.

(16)	Power of Attorney(2)

(17)(a)	Form of Proxy(2)

(17)(b)

The Prospectus and Statement of Additional Information of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registration Statement, filed December 28, 2007 (File No. 33-51061).

______________________________________________________________________________

*	Filed herewith.
(1)	Incorporated by reference from Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-150534), filed with the SEC on June 5, 2008.
(2)	Incorporated by reference from the Registration Statement on Form N-14 (File No. 333-150534), filed with the SEC on April 30, 2008.

Item 17.	Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “Securities Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 31st day of October, 2008.

ADVANTAGE FUNDS, INC. By: /s/ J. David Officer* J. David Officer, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ J. David Officer* J. David Officer	President (Principal Executive Officer)	October 31, 2008
/s/ James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	October 31, 2008
/s/ Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board	October 31, 2008
/s/ Peggy C. Davis* Peggy C. Davis	Board Member	October 31, 2008
/s/ David P. Feldman* David P. Feldman	Board Member	October 31, 2008
/s/ James F. Henry* James F. Henry	Board Member	October 31, 2008
/s/ Ehud Houminer* Ehud Houminer	Board Member	October 31, 2008
/s/ Gloria Messinger* Gloria Messinger	Board Member	October 31, 2008
/s/ Martin Peretz* Martin Peretz	Board Member	October 31, 2008
/s/ Anne Wexler* Anne Wexler	Board Member	October 31, 2008

*By: /s/ Jeff Prusnofsky

Jeff Prusnofsky, Attorney-in-fact

Exhibit Index

(12)	Opinion and consent of counsel regarding tax matters for Advantage Funds, Inc., on behalf of Dreyfus Premier Strategic Value Fund